Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Share to be issued	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive Loss	Total
Balance at Dec. 31, 2024	$ 53		$ 4,695,350	$ 343,077	$ 2,026,786	$ (539,797)	$ 6,525,469
Balance (in Shares) at Dec. 31, 2024	21,173,413
Net loss					(8,731,241)		(8,731,241)
Share-based compensation	$ 5		8,799,995				8,800,000
Share-based compensation (in Shares)	2,000,000
Foreign currency translation adjustments						347,485	347,485
Balance at Jun. 30, 2025	$ 58		13,495,345	343,077	(6,704,455)	(192,312)	6,941,713
Balance (in Shares) at Jun. 30, 2025	23,173,413
Balance at Dec. 31, 2025	$ 60		23,050,345	343,077	(15,317,791)	(660,633)	7,415,058
Balance (in Shares) at Dec. 31, 2025	24,103,749
Net loss					(16,651,680)		(16,651,680)
Private placement	$ 3	1	2,999,996				3,000,000
Private placement (in Shares)	1,292,099
Share-based compensation	$ 3		13,872,197				13,872,200
Share-based compensation (in Shares)	1,390,000
Foreign currency translation adjustments						(157,492)	(157,492)
Balance at Jun. 30, 2026	$ 66	$ 1	$ 39,922,538	$ 343,077	$ (31,969,471)	$ (818,125)	$ 7,478,086
Balance (in Shares) at Jun. 30, 2026	26,785,848